GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.
OphthaliX Inc. (the “Company” or “OphthaliX”) (formerly: “Denali Concrete Management Inc.” or “Denali”), originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc. Bridge Capital.com Inc., was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management Inc. in March 2001. Denali was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects.

In December 2005, Denali ceased its principal business operations and focused its efforts on seeking a business opportunity, becoming a public shell company in the U.S.
EyeFite Ltd. (“EyeFite” or the “Subsidiary”) was founded on June 27, 2011 in contemplation of the execution of a transaction between Can-Fite BioPharma Ltd. (the “Parent Company” or “Can-Fite”), a public company in Israel, and Denali, as further detailed in Note 1b below.
The Company and the Subsidiary conduct research and development activities using an exclusive worldwide license for a therapeutic drug CF101 solely for the field of ophthalmic diseases after the consummation of the transaction detailed below. See also Note 1b2.
Following the transaction, Denali changed its name to OphthaliX Inc. and also changed its corporate domicile from Nevada to Delaware.
b.	Reverse recapitalization transaction and related arrangements:
1.	Recapitalization:
On November 21, 2011 (the “Closing Date”), the Company acquired all the outstanding shares of EyeFite in consideration for the issuance to Can-Fite of 8,000,000 shares (and warrants to purchase shares) of the Company, representing approximately 87% of the fully diluted issued and outstanding share capital of the Company. Immediately prior to and as a condition to the closing of the transaction, OphthaliX entered into subscription agreements with new investors (the “New Investors”) pursuant to which, OphthaliX received $3,330 in additional funds (excluding $333 of issuance expenses paid in cash) in consideration for issuing 646,776 shares of Common Stock of OphthaliX at a price per share of $5.148.
The Company also received 714,922 ordinary shares in Can-Fite, representing approximately 7% of Can-Fite's issued and outstanding share capital as of December 31, 2012.
In addition, OphthaliX issued to Can-Fite 466,139 shares of Common Stock in exchange for Can-Fite ordinary shares valued at $2,400 at the time of the grant.
In accordance with the Israeli Securities Law (1968), Section 15C and related Securities Regulations, the shares issued by Can-Fite to OphthaliX have a “Resale Restriction Period”, which consists of one year of full restriction and a liquidation period of eight consecutive quarters. As such, OphthaliX will be able to sell 12.5% of the Can-Fite ordinary shares it holds every quarter beginning on November 21, 2012.
As part of the recapitalization arrangement, Can-Fite made an additional equity investment in OphthaliX in the amount of $500 in consideration for the issuance of an aggregate of 97,113 shares of common stock of OphthaliX at a price per share equal to $5.148.
In contemplation of the recapitalization transaction, it was agreed that for every two shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted one warrant to acquire one share of Common Stock of the Company. The exercise price of such warrants is $7.74 per share of Common Stock. The warrants are exercisable for a period of five years from the date of grant. The warrants do not contain nonstandard anti-dilution provisions.
The transaction was accounted for as a reverse recapitalization which is outside the scope ASC 805, Business Combinations. Under reverse capitalization accounting, EyeFite is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the condensed consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former shareholders of the legal acquirer, and a recapitalization of the equity of the accounting acquirer. These condensed consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of EyeFite since inception.
On June 17, 2013, the Company sold 268,095 Can-Fite ordinary shares for a total consideration of $511.
As of June 30, 2013, the Company holds 446,827 Can-Fite ordinary shares, representing approximately 3% of Can-Fite's issued and outstanding share capital.
2.	License and research and development services from Can-Fite:
In connection with the consummation of the recapitalization transaction, the Company and Can-Fite entered into a license agreement, pursuant to which Can-Fite granted EyeFite a sole and exclusive worldwide license for the use of CF101, solely in the field of ophthalmic diseases (“CF101”). EyeFite will be obligated to pay to the U.S. National Institutes of Health (“NIH”), the patents of which are included in the license to EyeFite, for as long as the license agreement between the Company and NIH remains in effect, a nonrefundable minimum annual royalty fee and potential future royalties of 4.0% to 5.5% on net sales.
In addition, following the closing of the recapitalization transaction, an agreement was signed between Can-Fite, OphthaliX and EyeFite (the “Service Agreement”). According to the Service Agreement, Can-Fite will manage the research and development activities relating to pre-clinical and clinical studies for the development of the ophthalmic indications of CF101. According to the Service Agreement, in consideration for Can-Fite's services, EyeFite will pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). In addition, the Company is committed to future additional payments equal to 2.5% of any and all proceeds received by EyeFite relating to the activities regarding the drug (the “Additional Payment”). On February 28, 2013, Can-Fite agreed to defer payments under the Service Agreement for the performance of clinical trials until the completion of a fundraising by the Company and in no event in excess of the available cash of the Company after the fulfillment of its obligations to other creditors at such time. The Company will pay interest at the rate of 3% per annum from the date of each quarterly invoice issued by Can-Fite until the deferred payments are satisfied.
According to the Service Agreement, Can-Fite will have the right, at any time until November 21, 2016, to convert the Additional Payment into an additional 480,022 shares of Common Stock of the Company (subject to adjustment in certain circumstances).
c.
The Company devotes most of its efforts toward research and development activities. As of June 30, 2013, the Company does not have sufficient capital resources to conduct its research and development activities until commercialization of the underlying products.

The Company's inability to raise funds to conduct its research and development activities will have a severe negative impact on its ability to remain a viable company beyond December 31, 2014. The Company is addressing its liquidity issues by implementing initiatives to raise additional funds as well as other measures that will allow it to cover its anticipated budget deficit. Such initiatives may include monetizing part of the Company's assets, including through the sale of its investment in Can-Fite's ordinary shares. In February 2013, the Company obtained a formal letter from Can-Fite stating that Can-Fite agrees to defer receiving payments owed under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising in the Company. As of June 30, 2013, such deferred payments to Can-Fite equaled $780. Any such deferred payments bear interest at a rate of 3% per annum from the due date of each invoice issued by Can-Fite to the Company until the time of payment by the Company.
There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs.

NOTE 1:- GENERAL

a.
OphthaliX Inc. (the “Company” or “OphthaliX”) (formerly: “Denali Concrete Management Inc.” or “Denali”), originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc. Bridge Capital.com Inc., was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management Inc. in March 2001. The Company was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects.

In December 2005, the Company ceased its principal business operations and focused its efforts on seeking a business opportunity, remaining as a public shell company in the US.
Eye-Fite Ltd. (“Eye-Fite” or the “Subsidiary”) was founded on June 27, 2011 in contemplation with the execution of the transaction, between Can-Fite Biopharma Ltd. (the “Parent Company” or “Can-Fite”) a public company in Israel and the Company, as further detailed in Note 1.b. below.
The Company and the Subsidiary conduct research and development activities using an exclusive worldwide license for a therapeutic drug CF101 solely for the field of ophthalmic diseases after the consummation of the following transaction. See also Note 1.b.2.
Following the transaction the Company changed its name to OphthaliX Inc. and also changed its corporate domicile from Nevada to Delaware.
b.	Reverse Recapitalization and related arrangements:
1.	Recapitalization:
On November 21, 2011, (the “Closing Date”) the Company acquired all the outstanding shares of Eye-Fite, in consideration for the issuance by OphthaliX to Can-Fite of 8,000,000 shares of Common Stock (and warrants to purchase shares of Common Stock) of OphthaliX representing, approximately 87% of the fully diluted issued and outstanding share capital of the Company (the “Reverse Recapitalization”). Immediately prior and as a condition to the closing of the transaction, OphthaliX entered into subscription agreements with new investors (the “New Investors”) pursuant to which, OphthaliX received additional funds in amount of $3,330 (excluding $333 of issuance expenses paid in cash) in consideration for issuing of 646,776 shares of Common Stock of OphthaliX at a price per share of $5.148.
In addition, OphthaliX issued to Can-Fite, 466,139 shares of Common Stock of the Company, in exchange for ordinary shares of Can-Fite valued, at such time of grant, at $2,400.
Consequently, the Company holds 714,922 shares of Can-Fite's outstanding Ordinary shares, (approximately 7% of Can-Fite's issued and outstanding share capital as of December 31, 2012).
In accordance with the Israeli Securities Law (1968), Section 15C and related Securities Regulations, the shares issued by Can-Fite to OphthaliX, have a Resale Restriction Period, which consists of one year of full restriction and a liquidation period of eight consecutive quarters, thus OphthaliX will be able to sell 12.5% of Can-Fite's issued shares, every quarter starting from November 21, 2012. See also Note 2.e.
As part of the recapitalization arrangement, Can-Fite made an additional equity investment in OphthaliX in the amount of $500 in consideration with the issuance of an aggregate of 97,112 shares of Common Stock of OphthaliX at a price per share of $5.148.
In contemplation of the Reverse Recapitalization, it was agreed that for each nine shares of Common Stock purchased by the New Investors and Can-Fite, they will be granted, by the Company, four and a half warrants to acquire one share of Common Stock of the Company. The exercise price of the warrants is $7.74 per Common share. The warrants are exercisable for a period of five years from their date of grant. The warrants do not contain non-standard anti-dilution provisions, (See Note 8.b).
The Transaction was accounted for as a reverse recapitalization which is outside the scope ASC 805, Business Combinations. Under reverse capitalization accounting, Eye-Fite is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former shareholders of the legal acquirer and a recapitalization at the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of Eye-Fite since inception.
2.	License and research and development services from Can-Fite:
In connection with consummation of the transaction, the Company and Can-Fite entered into a license agreement, pursuant to which Can-Fite granted Eye-Fite a sole and exclusive worldwide license for the use of CF101, solely in the field of ophthalmic diseases (“CF101”). Eye-Fite shall be obligated to make to the USA National Institutes of Health (“NIH”), which its patents are included in the license to Eye-Fite, for as long as the PHS Agreement is in effect, a nonrefundable minimum annual royalty fees and potential future royalties of 4.0% to 5.5% on net sales.
In addition, the Company will be obligated to certain milestone payments ranging from $25 to $500 upon the achievement of various development milestones for each indication. Eye-Fite will also be required to make payments of 20% of sublicensing revenues, excluding royalties and net of the required milestone payments. During 2012 the Company has not reached any milestone or earned revenue that would trigger such payments to Can-Fite.
In addition, following the closing of the transaction, an agreement was signed between Can-Fite, OphthaliX and Eye-Fite (the “Service Agreement”). According to the Service Agreement, Can-Fite will manage the research and development activities relating to pre-clinical and clinical studies for the development of the ophthalmic indications of CF101. According to the Service Agreement, in consideration for Can-Fite's services, Eye-Fite shall pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). In addition, the Company is committed to future additional payments equal to 2.5% of any and all proceeds received by Eye-Fite relating to the activities regarding the drug (the “Additional Payment”).
According to the Service Agreement, Can-Fite has the right, at any time until the expiry of 5 years from the closing of the transaction, to convert the Additional Payment into an additional 480,022 shares of Common Stock of the Company (subject to adjustment in certain circumstances — See also Note 6).
c.
Since its inception, the Company incurred operating losses and negative cash flows in the amount of $3,264 and $2,770, respectively. The Company devotes most of its efforts toward research and development activities. As of December 31, 2012 the Company does not have sufficient capital resources to carry its research and development activities until commercialization of the underlying products. The Company is addressing its liquidity issues by implementing initiatives to raise additional funds as well as other measure that will allow the coverage of its anticipated budget deficit. Such initiatives may include monetizing part of Company's assets, by intention to realize its investment in Can-Fite's shares. In addition, In February, 2013, the Company obtained a formal letter from Can-Fite stating that Can-Fite agrees to defer receiving payments owed under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising in the Company.

Any such deferred payments will bear interest at a rate of 3% per annum from the due date of each invoice issued by Can-Fite to the Company until the time of payment by the Company. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of the development programs.